Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2030 Portfolio

September 30, 2020

VIPIFF2030-QTLY-1120
1.822894.115

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	394,681	$17,511,991
VIP Equity-Income Portfolio Investor Class (a)	885,288	18,414,000
VIP Growth & Income Portfolio Investor Class (a)	1,090,935	21,022,314
VIP Growth Portfolio Investor Class (a)	194,975	17,920,190
VIP Mid Cap Portfolio Investor Class (a)	161,000	5,110,152
VIP Value Portfolio Investor Class (a)	1,050,844	13,513,853
VIP Value Strategies Portfolio Investor Class (a)	626,338	6,614,130
TOTAL DOMESTIC EQUITY FUNDS
(Cost $79,960,697)		100,106,630

International Equity Funds - 31.9%
VIP Emerging Markets Portfolio Investor Class (a)	3,183,411	38,200,928
VIP Overseas Portfolio Investor Class (a)	2,216,313	52,504,452
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $73,439,063)		90,705,380

Bond Funds - 32.1%
Fidelity Inflation-Protected Bond Index Fund (a)	1,424,676	15,642,944
Fidelity Long-Term Treasury Bond Index Fund (a)	383,101	6,462,914
VIP High Income Portfolio Investor Class (a)	1,083,735	5,667,934
VIP Investment Grade Bond Portfolio Investor Class (a)	4,516,164	63,406,935
TOTAL BOND FUNDS
(Cost $83,651,246)		91,180,727

Short-Term Funds - 0.7%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $1,981,490)	1,981,490	1,981,490
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $239,032,496)		283,974,227
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$283,974,229

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$12,834,455	$5,076,696	$3,435,711	$29,746	$24,622	$1,142,882	$15,642,944
Fidelity Long-Term Treasury Bond Index Fund	6,993,520	2,323,710	4,095,801	99,359	527,434	714,051	6,462,914
VIP Contrafund Portfolio Investor Class	17,368,964	3,558,325	6,445,455	101,283	495,972	2,534,185	17,511,991
VIP Emerging Markets Portfolio Investor Class	31,901,179	12,651,506	5,554,618	2,816,826	(18,348)	(778,791)	38,200,928
VIP Equity-Income Portfolio Investor Class	18,352,571	6,079,686	3,887,698	830,488	(107,184)	(2,023,375)	18,414,000
VIP Government Money Market Portfolio Investor Class 0.01%	2,777,063	9,907,964	10,703,537	13,220	--	--	1,981,490
VIP Growth & Income Portfolio Investor Class	20,915,762	7,381,177	4,676,999	1,061,341	(159,750)	(2,437,876)	21,022,314
VIP Growth Portfolio Investor Class	17,754,769	4,444,216	6,872,677	1,539,282	882,384	1,711,498	17,920,190
VIP High Income Portfolio Investor Class	5,547,489	1,433,358	1,133,127	42,112	(46,305)	(133,481)	5,667,934
VIP Investment Grade Bond Portfolio Investor Class	59,547,523	19,097,898	18,972,537	263,318	(128,105)	3,862,156	63,406,935
VIP Mid Cap Portfolio Investor Class	5,094,512	1,565,283	1,538,365	7,647	(165,245)	153,967	5,110,152
VIP Overseas Portfolio Investor Class	57,600,524	11,791,648	17,887,651	250,256	(241,301)	1,241,232	52,504,452
VIP Value Portfolio Investor Class	13,476,998	6,189,527	3,934,968	529,476	(287,351)	(1,930,353)	13,513,853
VIP Value Strategies Portfolio Investor Class	6,599,025	3,234,291	2,050,715	341,864	(257,045)	(911,426)	6,614,130
	$276,764,354	$94,735,285	$91,189,859	$7,926,218	$519,778	$3,144,669	$283,974,227

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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